RISKS AND UNCERTAINTIES (Tables)	6 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

The Company is exposed to the following concentrations of risks:

(a)	Major customers

For the six months ended March 31, 2025 and 2026, the individual customer who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at period-end dates, are presented as follows:

	Six months ended March 31,		As of March 31, 2026
Customer	2025	2026	Accounts receivable
			HK$
Customer A	35.87%	0.00%	$-
Customer B	35.19%	9.72%	$198,777
Customer C	13.55%	14.51%	$2,884,810
Customer D	2.22%	51.63%	$2,048,211

(b)	Major vendors

For the six months ended March 31, 2025 and 2026, the individual vendor who accounted for 10% or more of the Company’s purchases and its outstanding payable balances at period-end dates, are presented as follows:

	Six months ended March 31,		As of March 31, 2026
Vendor	2025	2026	Accounts payable
			HK$
Vendor A	46.03%	5.23%	$-
Vendor B	17.25%	26.30%	$3,997,224
Vendor C	12.95%	0.28%	$-
Vendor D	0.00%	55.92%	$934,210